Components of Other Intangibles (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets
Gross carrying amount	$ 193,328	$ 136,502	$ 129,198
Accumulated amortization	(38,899)	(29,787)	(20,288)
Net	154,429	106,715	108,910
Trade names and trademarks
Finite-Lived Intangible Assets
Gross carrying amount	144,254	118,422	115,954
Accumulated amortization	(26,167)	(21,599)	(16,305)
Net	118,087	96,823	99,649
Customer relationships
Finite-Lived Intangible Assets
Gross carrying amount	45,252	14,426	10,050
Accumulated amortization	(10,616)	(6,642)	(3,065)
Net	34,636	7,784	6,985
Covenants not to compete
Finite-Lived Intangible Assets
Gross carrying amount	3,822	3,654	3,194
Accumulated amortization	(2,116)	(1,546)	(918)
Net	$ 1,706	$ 2,108	$ 2,276